Impairment testing (Tables)	12 Months Ended
Dec. 31, 2018
Impairment Testing
Schedule of individual intangible assets
	Carrying amount			Remaining amortisation period
	2018	2017	2016	2018	2017	2016
	£’000	£’000	£’000	(years)	(years)	(years)

Midatech Pharma (Wales) Limited acquired IPRD	9,300	9,300	10,800	n/a in process	n/a in process	n/a in process
Midatech Pharma US, Inc., product and marketing rights	-	1,995	3,557	n/a	Between 1 and 3	Between 1 and 4
Zuplenz® product and marketing rights	-	2,122	2,316	n/a	11	12
MTX110 acquired IPRD	778	778	-	n/a in process	n/a in process	-
	10,078	14,195	16,673

Schedule of cash generating unit

Details of goodwill and IPRD allocated to the acquired cash generating unit and the valuation basis are as follows:

	Indefinite lived
	IPRD carrying amount			Goodwill carrying amount			Valuation Basis
Name	2018	2017	2016	2018	2017	2016
	£’000	£’000	£’000	£’000	£’000	£’000

CGU – Midatech Pharma (Wales) Ltd	9,300	9,300	10,800	2,291	2,291	2,291	Value in use

Schedule of key assumptions used

The key assumptions used in the valuation model examining the MPW Ltd cash generating unit include the following:

Assumptions	2018	2017	2016
Pre-tax discount rate	17.7%	17.9%	18.1%
Cumulative probability of success of projects	81%	81%	46% to 81%

Schedule of key assumptions used for carrying value and recoverable amount

If any one of the following changes were made to the above key assumptions, the carrying value and recoverable amount would be equal.

Assumptions	2018	2017	2016
Pre-tax discount rate	increase to 29.8%	increase to 21.0%	increase to 26.4%
Cumulative probability of success of project	34%	57%	53%